Expense Example {- Fidelity® Focused Stock Fund} - 10.31 Fidelity Focused Stock Fund PRO-06 - Fidelity® Focused Stock Fund - Fidelity Focused Stock Fund-Default	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084